Property, Plant and Equipment, Net (Details) (USD $) In Millions, unless otherwise specified				12 Months Ended						12 Months Ended					12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 QVC-Italy	Dec. 31, 2014 QVC-Italy Forecast	Dec. 31, 2013 Land	Dec. 31, 2012 Land	Dec. 31, 2013 Buildings and improvements	Dec. 31, 2012 Buildings and improvements	Dec. 31, 2013 Buildings and improvements Minimum	Dec. 31, 2013 Buildings and improvements Maximum	Dec. 31, 2013 Buildings and improvements QVC-Japan	Dec. 31, 2013 Furniture and other equipment	Dec. 31, 2012 Furniture and other equipment	Dec. 31, 2013 Furniture and other equipment Minimum	Dec. 31, 2013 Furniture and other equipment Maximum	Dec. 31, 2013 Broadcast equipment	Dec. 31, 2012 Broadcast equipment	Dec. 31, 2013 Broadcast equipment Minimum	Dec. 31, 2013 Broadcast equipment Maximum	Dec. 31, 2013 Computer equipment	Dec. 31, 2012 Computer equipment	Dec. 31, 2013 Computer equipment Minimum	Dec. 31, 2013 Computer equipment Maximum	Dec. 31, 2013 Transponders	Dec. 31, 2012 Transponders	Dec. 31, 2013 Transponders Minimum	Dec. 31, 2013 Transponders Maximum	Dec. 31, 2013 Projects in progress	Dec. 31, 2012 Projects in progress	Dec. 31, 2012 Leasehold improvements QVC-U.K.
Property, Plant and Equipment, Net, by Type [Abstract]
Property, plant and equipment, gross		$ 2,025	$ 1,998			$ 87	$ 97	$ 954	$ 877				$ 429	$ 412			$ 107	$ 91			$ 204	$ 185			$ 170	$ 137			$ 74	$ 199
Less accumulated depreciation	(989)	(919)	(867)
Property, plant and equipment, net	1,076	1,106	1,131
Estimated useful life										8 years	20 years				2 years	8 years			3 years	5 years			2 years	4 years			8 years	15 years
Total project cost and improvements												220																			50
Property, plant and equipment additions					22
Deposits for property, plant and equipment additions				$ 14